Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Research and development	$ 982,000	$ 708,000	$ 2,046,000	$ 1,959,000	$ 2,247,141	$ 0
Sales and marketing	0	0	26,000	0
General and administrative	1,707,000	1,260,000	4,900,000	4,532,000	6,076,976	5,991,266
Total expenses	2,689,000	1,968,000	6,972,000	6,491,000	8,324,117	5,991,266
Operating loss	(2,689,000)	(1,968,000)	(6,972,000)	(6,491,000)	(8,324,117)	(5,991,266)
Interest and other income (expense)
Interest Income	4,000	0	7,000	0
Change in fair value of warrants liabilities income (expense)	130,000	200,000	(29,000)	1,295,000	1,667,117	(515,860)
Cease-use expense	4,000	0	3,000	(94,000)	(93,749)	0
Other expense	0	(9,000)	(602,000)	(26,000)	13,129	(183,565)
Inducement charge for Series C warrants					0	(3,049,375)
Interest and other income (expense), net	138,000	191,000	(621,000)	1,175,000	1,586,497	(3,748,800)
Loss from continuing operations	(2,551,000)	(1,777,000)	(7,593,000)	(5,316,000)	(6,737,620)	(9,740,066)
Loss from discontinued operations:
Operating loss	(1,027,000)	(973,000)	(2,841,000)	(4,136,000)
Loss on sale of assets	(208,000)	0	(208,000)	0
Loss from discontinued operations, net of tax effect	(1,235,000)	(973,000)	(3,049,000)	(4,136,000)	(5,327,594)	(6,168,480)
Net loss	$ (3,786,000)	$ (2,750,000)	$ (10,642,000)	$ (9,452,000)	$ (12,065,214)	$ (15,908,546)
Loss per common share from continuing operations, basic and diluted (Note 14) (in usd per share)	$ (0.24)	$ (0.56)	$ (0.85)	$ (1.73)	$ (3.35)	$ (5.17)
Loss on extinguishment of convertible preferred stock					$ 3,651,172	$ 0
Net loss applicable to common stockholders					$ (15,716,386)	$ (15,908,546)
Loss per common share from discontinued operations, basic and diluted
Operating (in usd per share)	(0.09)	(0.31)	(0.32)	(1.35)
Loss on sale of assets (in usd per share)	(0.02)	0.00	(0.02)	0.00
Loss per common share from discontinued operations, basic and dilute	(0.11)	(0.31)	(0.34)	(1.35)	$ (1.72)	$ (3.27)
Net loss per common share, basic and diluted	$ (0.35)	$ (0.87)	$ (1.19)	$ (3.08)	$ (5.07)	$ (8.44)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share	10,766,608	3,152,306	8,936,255	3,072,729	3,101,496	1,885,176